Notes Payable and Convertible Notes	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Notes Payable and Convertible Notes
16.	NOTES PAYABLE AND CONVERTIBLE NOTES

	Gotham Green Partners, LLC	LI Lending, LLC	Other Loans	Total
Balance, December 31, 2017	$—	$—	$3,795	$3,795
Accrued interest	—	—	414	414
Converted into Class D Units	—	—	(4,096)	(4,096)
Acquisition of HPI	—	—	9,085	9,085

Balance, December 31, 2018	$—	$—	$9,198	$9,198

Acquisitions (Note 14)	39,881	—	—	39,881
Equity component	(4,874)	—	—	(4,874)
Loans advanced, net	—	44,194	4,145	48,339
Loan payments	(953)	—	(4,058)	(5,011)
Accretion income	(337)	—	—	(337)
Accrued interest	1,890	95	—	1,985

Balance, December 31, 2019	$35,607	$44,289	$9,285	$89,181

	Gotham Green Partners, LLC	LI Lending, LLC	Other Loans	Total
Balance, December 31, 2018	$—	$—	$9,198	$9,198
Less current portion	—	—	(9,198)	(9,198)

Long term portion	$—	$—	$—	$—

Balance, December 31, 2019	$35,607	$44,289	$9,285	$89,181
Less current portion	—	—	(7,382)	(7,382)

Long term portion	$35,607	$44,289	$1,903	$81,799

Gotham Green Partne
r
s LLC
Through the Cannex busin
e
ss combination (Note 14), the Company assumed senior secured convertible notes issued to Gotham Green Partners LLC (“GGP”). The convertible loan has a fair value on acquisition of $39,881 which was determined as the present value of the loan and the fair value of the conversion feature. The fair value of the conversion feature was determined to be $4,874 based on the acquisition date intrinsic value of the option. Upon acquisition, the Company reclassified the fair value of the conversion feature to equity.
The convertible loans have a principal value of $33,502 and a maturity date of November 21, 2021. The notes have a coupon of LIBOR +11% in year 1, LIBOR +10% in year 2 and LIBOR +9.5% in year 3, with agreed voluntary prepayment rights. 50% of the interest accrued monthly is payable in cash and 50% of the interest remains outstanding and accrued.
The notes are exchangeable into shares of the Company at $0.83 per common share. The notes include 7,000,000 warrants to purchase shares for $1.00 per share, 4,511,279 warrants to purchase in shares for $1.33 per share, and 2,010,050 to purchase shares for $1.99 per share (Note 19).
The Company used an independent valuation company to value the notes as of July 31, 2019 using 10.25%, discount rate which management determined was the rate for similar notes with no conversion feature or warrants. During the year ended December 31, 2019, the Company recorded $337 in accretion income in relation to the convertible notes.
The Company has financial ratio covenants pertaining to the GGP notes including a fixed charge coverage ratio of above 1:1 and a debt-to-EBITDA
ratio below 5:1, with debt calculated as debt less of any unrestricted cash. As part of the GGP approval of the business combination with Cannex, the Company’s compliance with the financial ratio covenants was suspended until after July 31, 2020. The financial ratio covenants were modified subsequent to year end as described in Note 29.

LI Lending LLC
On May 10, 2019, the Company entered into a loan agreement with LI Lending LLC, a related party, for up to $50,000. LI Lending LLC is related by virtue of an officer of the Company being a part-owner of LI Lending LLC. As at December 31, 2019, the Company had drawn $45,000 on the loan, with transaction cost of $711.
The funds advanced under the loan are kept in a bank account that is owned by the Company, however, control can be assumed by the lender in the event of default on the loan. The funds can be used for permitted uses which include the acquisition and development of real estate to be used for cannabis operations.
The loan matures on May 10, 2024 and bears interest at 10.25%. Monthly interest-only payments are required, and all accrued interest was paid through December 31, 2019. As of December 31, 2019, $2,352 of the proceeds were held in a segregated bank account in accordance with the terms of the loan and are classified as restricted cash on the consolidated statement of financial position.
The Company is subject to certain restrictions under the loan agreement, which include the segregation of the proceeds, the use of the funds for permitted uses, and providing security interest on assets acquired with the proceeds. Subsequent to year end, the loan was amended (Note 29).
Other
Outstanding as at December 31, 2019 were short term loans totaling $7,382 which were assumed in acquisitions (Note 14) of Healthy Pharms Inc, Om of Medicine LLC and PHX Interactive LLC and through the acquisition of non-controlling
interests in three Arkansas entities as follows:

	Terms	December 31, 2019	December 31, 2018
Healthy Pharms Inc.	Secured promissory note originally due November 13, 2019, renegotiated in 2020. See Note 29. No interest on the note.	$5,429	$9,085
Om Medicine, LLC	Unsecured promissory note, principal due upon completion of tax deliverables.	1,058	—
PHX Interactive LLC	Unsecured promissory note, principal due upon completion of tax deliverables.	134	—
Arkansas Entities	Unsecured promissory note, monthly interest payments at 12% per annum	561	—
Other	Various	200	—

		$7,382	$9,085

At December 31, 2019, the Company had $1,903 (2018 - $
nil
) in long-term notes payable from the acquisition of
non-controlling
interest in three Arkansas entities ($1,778), and vehicle and other loans ($125).

Future minimum payments on the notes payable and convertible debt is as follows:

December 31, 2019
2020	$14,974
2021	45,785
2022	7,200
2023	4,568
2024	48,853
Thereafter	—

Total minimum payments	121,380
Effect of discounting	(32,199)

Present value of minimum payments	89,181
Current portion	(7,382)

Long term portion	$81,799